Cover	Mar. 23, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38258
Entity Registrant Name	Merchants Bancorp
Entity Central Index Key	0001629019
Entity Tax Identification Number	20-5747400
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	410 Monon Boulevard
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(317)
Local Phone Number	569-7420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	MBIN
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Fixed-to-Floating Series A Non-Cumulative Perpetual Preferred Stock, without par value
Trading Symbol	MBINP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.00% Fixed Rate Series C Non-Cumulative Perpetual Stock, without par value
Trading Symbol	MBINN
Security Exchange Name	NASDAQ